Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000177590_0_LG_BBIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000177590_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000177590_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,696
C000177590_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,243
C000177590_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,246
C000177590_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,391
C000177590_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,242
C000177590_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,685
C000177590_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,375
C000177590_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,861
C000177590_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,765
C000103359_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Total Market Index Fund
C000103359_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000103359_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,632
C000103359_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,684
C000103359_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,421
C000103359_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,465
C000103359_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,310
C000103359_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,974
C000103359_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,922
C000103359_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,492
C000103359_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,653
C000103359_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,515
C000103359_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Index℠
C000103359_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000103359_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,626
C000103359_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,675
C000103359_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,408
C000103359_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,451
C000103359_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,292
C000103359_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,952
C000103359_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,898
C000103359_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,446
C000103359_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,601
C000103359_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,455
C000211233_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Series Total Market Index Fund
C000211233_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211233_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,138
C000211233_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,743
C000211233_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,375
C000211233_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,116
C000211233_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,167
C000211233_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,343
C000211233_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,957
C000211233_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Total Stock Market Index℠
C000211233_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211233_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,141
C000211233_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,741
C000211233_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,381
C000211233_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,115
C000211233_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,151
C000211233_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,329
C000211233_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,937
C000103357_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® International Index Fund
C000103357_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000103357_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,585
C000103357_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,881
C000103357_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,128
C000103357_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,204
C000103357_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,039
C000103357_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,490
C000103357_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,984
C000103357_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,376
C000103357_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,117
C000103357_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,023
C000103357_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
C000103357_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000103357_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,598
C000103357_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,961
C000103357_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,147
C000103357_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,101
C000103357_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,073
C000103357_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,560
C000103357_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,073
C000103357_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,429
C000103357_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,093
C000103357_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,126
C000177590_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Flex® 500 Index Fund
C000177590_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177590_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,691
C000177590_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,236
C000177590_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,248
C000177590_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,395
C000177590_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,245
C000177590_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,680
C000177590_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,376
C000177590_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,858
C000177590_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,577
C000177590_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Flex 500 Linked Index℠
C000177590_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177590_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,696
C000177590_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,243
C000177590_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,246
C000177590_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,391
C000177590_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,242
C000177590_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,685
C000177590_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,375
C000177590_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,861
C000177590_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,573
C000177590_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity U.S. Large Cap Index℠
C000177590_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177590_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,691
C000177590_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,237
C000177590_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,296
C000177590_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,738
C000177590_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,298
C000177590_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,594
C000177590_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,411
C000177590_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,973
C000177590_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,781
C000103355_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Extended Market Index Fund
C000103355_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000103355_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,258
C000103355_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,895
C000103355_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,903
C000103355_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,903
C000103355_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,845
C000103355_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,210
C000103355_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,710
C000103355_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,650
C000103355_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,554
C000103355_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	32,114
C000103355_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Completion Total Stock Market Index℠
C000103355_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000103355_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,227
C000103355_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,845
C000103355_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,816
C000103355_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,810
C000103355_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,696
C000103355_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,056
C000103355_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,530
C000103355_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,370
C000103355_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,221
C000103355_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,701
C000103355_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Index℠
C000103355_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000103355_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,626
C000103355_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,675
C000103355_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,408
C000103355_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,451
C000103355_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,292
C000103355_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,952
C000103355_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,898
C000103355_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,446
C000103355_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,601
C000103355_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	40,455
C000100045_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® 500 Index Fund
C000100045_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000100045_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,497
C000100045_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,631
C000100045_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,314
C000100045_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,567
C000100045_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,750
C000100045_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,312
C000100045_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,360
C000100045_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,473
C000100045_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,076
C000100045_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,201
C000100045_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000100045_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000100045_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,498
C000100045_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,635
C000100045_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,320
C000100045_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,575
C000100045_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,761
C000100045_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	25,327
C000100045_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,379
C000100045_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,499
C000100045_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,113
C000100045_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	42,249
C000261866_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Flex® Large Cap Focused Index Fund
C000261866_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000261866_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,776
C000261866_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity U.S. Large Cap Focused Index℠
C000261866_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000261866_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,769
C000261866_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000261866_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000261866_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 10,890